CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Current assets
Cash and cash equivalents	$ 197,640	$ 229,095
Time deposits with maturities over three months	96,214	42,368
Restricted cash	39,534	27,592
Accounts receivable, net of allowance for doubtful accounts of $42,471 and $48,089 as of June 30, 2016 and 2017, respectively	246,552	237,179
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $6,383 and $8,660 as of June 30, 2016 and 2017, respectively	162,096	189,928
Other receivables, net of allowance for doubtful accounts of $1,302 and $1,448 as of June 30, 2016 and 2017, respectively	20,036	13,358
Advances to suppliers	9,964	11,661
Amounts due from related parties	34,142	28,012
Inventories	45,660	36,401
Prepaid expenses	619	569
Income tax recoverable	5,169	4,488
Deferred tax assets	7,730	6,659
Total current assets	865,356	827,310
Non-current assets
Restricted cash	522	402
Prepaid expenses	0	13
Property, plant and equipment, net	80,529	79,938
Prepaid land leases	10,206	10,773
Intangible assets, net	1,928	856
Investments in equity investees	47,242	18,714
Investments in cost investees	4,024	4,108
Goodwill	47,326	59,847
Deferred tax assets	1,121	2,195
Total non-current assets	192,898	176,846
Total assets	1,058,254	1,004,156
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $270 and $14,051 as of June 30, 2016 and 2017, respectively):
Derivative financial liability	487	398
Short-term bank loans	8,121	3,051
Current portion of long-term loans	420	6,833
Accounts payable	122,714	106,833
Construction costs payable	383	647
Deferred revenue	107,407	82,004
Accrued payroll and related expenses	13,600	13,193
Income tax payable	3,371	4,917
Warranty liabilities	5,386	6,782
Other tax payables	10,488	18,069
Accrued liabilities	23,950	44,041
Amounts due to related parties	2,301	1,645
Deferred tax liabilities	4,350	8,913
Total current liabilities	302,978	297,326
Accrued liabilities	2,220	0
Long-term loans	20,581	20,508
Deferred tax liabilities	6,689	59
Warranty liabilities	2,246	3,578
Total non-current liabilities	31,736	24,145
Total liabilities	334,714	321,471
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 59,598,099 and 60,342,099 shares issued and outstanding as of June 30, 2016 and 2017, respectively	60	60
Additional paid-in capital	222,189	215,403
Statutory reserves	41,130	36,533
Retained earnings	482,999	430,627
Accumulated other comprehensive income	(22,859)	(8,467)
Total Hollysys Automation Technologies Ltd. Stockholders' equity	723,519	674,156
Non-controlling interest	21	8,529
Total equity	723,540	682,685
Total liabilities and equity	$ 1,058,254	$ 1,004,156